Bank loan (Details Narrative) - USD ($) $ in Thousands				12 Months Ended
	Feb. 17, 2023	Sep. 14, 2022	Jan. 24, 2022	Dec. 31, 2023	Aug. 30, 2023	Feb. 10, 2023
Disclosure of detailed information about borrowings [line items]
Additional Draw Down				$ 10,287
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan availed			$ 10,000
Additional bank loan available			$ 15,000
Standby fee on undrawn portion of bank loan			0.90%
Bank loan maturity date		Mar. 31, 2025	Mar. 31, 2023
Secured Revolving Credit Facility [Member] | Base Rate [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan interest rate margin			3.00%
Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan interest rate margin			4.00%
Amended Facility
Disclosure of detailed information about borrowings [line items]
Bank loan availed					$ 25,000	$ 20,000
Additional bank loan available					10,000	$ 15,000
Additional Draw Down	$ 10,287
Additional Drawdown | Cozamin [member]
Disclosure of detailed information about borrowings [line items]
Additional bank loan available					$ 7,500